Taxes (Details 7) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	$ 5,535	$ 3,810
Non-current liabilities, production taxes and other taxes payable	363	324
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	5,513	3,798
Non-current liabilities, production taxes and other taxes payable	363	324
Country Of Brazil [Member] | Production Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	2,493	1,400
Non-current liabilities, production taxes and other taxes payable	37	56
Country Of Brazil [Member] | I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	1,412	1,291
Country Of Brazil [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	593	445
Non-current liabilities, production taxes and other taxes payable	221	178
Country Of Brazil [Member] | Withholding Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	182	329
Country Of Brazil [Member] | Export Tax [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	579
Country Of Brazil [Member] | Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	254	333
Non-current liabilities, production taxes and other taxes payable	105	90
Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, production taxes and other taxes payable	$ 22	$ 12